Average Annual Total Returns - Affinity World Leaders Equity ETF		12 Months Ended	60 Months Ended	96 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
FTSE StarMine Affinity World Leaders Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.73%	18.39%	11.49%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	21.09%	12.15%	11.05%
Affinity World Leaders Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		30.76%	16.58%	9.97%
Performance Inception Date		Jan. 16, 2018
Affinity World Leaders Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.16%	14.38%	8.43%
Affinity World Leaders Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.09%	12.66%	7.54%

[1]	The FTSE Star Mine Affinity World Leaders Total Return Index (“Index”) consists of equity securities issued and traded in the US as well as international countries. The Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S. and may invest in up to 20 countries. The Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. Unlike a fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Inception date is January 16, 2018.
[3]	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the MSCI World Index, and unlike a fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.